Distribution Date:	09/13/21	COMM 2014-CCRE20 Mortgage Trust
Determination Date:	09/07/21
Next Distribution Date:	10/13/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2014-CCRE20

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	5		60 Wall Street, | New York, NY 10005
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Torchlight Loan Services, LLC
Bond / Collateral Reconciliation - Balances	9		William Clarkson	(305) 209-9988	wclarkson@torchlightinvestors.com
Current Mortgage Loan and Property Stratification	10-14		701 Brickell Avenue,Suite 2200 | Miami, FL 33131
Mortgage Loan Detail (Part 1)	15-16	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	17-18		David Rodgers	(212) 230-9025
Principal Prepayment Detail	19		600 Third Avenue,,40th Floor | New York, NY 10016
Historical Detail	20	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	21				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	22		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	23	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		General Contact	(302) 636-4140
Modified Loan Detail	25		1100 North Market St., | Wilmington, DE 19890
		Controlling Class	Torchlight Investors LLC
Historical Liquidated Loan Detail	26	Representative
Historical Bond / Collateral Loss Reconciliation Detail	27		-
Interest Shortfall Detail - Collateral Level	28		, | ,
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12592LBE1	1.324000%	57,053,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592LBF8	2.801000%	99,016,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12592LBG6	3.305000%	79,067,000.00	50,831,794.69	1,250,572.36	139,999.23	0.00	0.00	1,390,571.59	49,581,222.33	35.39%	30.00%
A-3	12592LBH4	3.326000%	275,000,000.00	253,609,410.24	0.00	702,920.75	0.00	0.00	702,920.75	253,609,410.24	35.39%	30.00%
A-4	12592LBJ0	3.590000%	317,679,000.00	317,679,000.00	0.00	950,389.68	0.00	0.00	950,389.68	317,679,000.00	35.39%	30.00%
A-M	12592LBL5	3.938000%	63,564,000.00	63,564,000.00	0.00	208,595.86	0.00	0.00	208,595.86	63,564,000.00	28.77%	24.63%
B	12592LBM3	4.239000%	57,652,000.00	57,652,000.00	0.00	203,655.69	0.00	0.00	203,655.69	57,652,000.00	22.77%	19.75%
C	12592LBP6	4.654401%	78,347,000.00	78,347,000.00	0.00	303,881.98	0.00	0.00	303,881.98	78,347,000.00	14.62%	13.13%
D	12592LAN2	3.222000%	60,608,000.00	60,608,000.00	0.00	162,732.48	0.00	0.00	162,732.48	60,608,000.00	8.31%	8.00%
E	12592LAQ5	3.220000%	26,608,000.00	26,608,000.00	0.00	31,788.23	0.00	0.00	31,788.23	26,608,000.00	5.54%	5.75%
F	12592LAS1	3.220000%	11,826,000.00	11,826,000.00	0.00	0.00	0.00	0.00	0.00	11,826,000.00	4.31%	4.75%
G*	12592LAU6	3.220000%	17,739,000.00	17,739,000.00	0.00	0.00	0.00	0.00	0.00	17,739,000.00	2.46%	3.25%
H	12592LAW2	3.220000%	38,434,627.00	23,670,082.66	0.00	0.00	0.00	0.00	0.00	23,670,082.66	0.00%	0.00%
V	12592LAY8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12592LBA9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592LBC5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,182,593,630.00	962,134,287.59	1,250,572.36	2,703,963.90	0.00	0.00	3,954,536.26	960,883,715.23

Notional Certificates
X-A	12592LBK7	1.150913%	891,379,000.00	685,684,204.93	0.00	657,635.64	0.00	0.00	657,635.64	684,433,632.57
X-B	12592LAA0	0.176095%	135,999,000.00	135,999,000.00	0.00	19,957.26	0.00	0.00	19,957.26	135,999,000.00
X-C	12592LAC6	1.432401%	60,608,000.00	60,608,000.00	0.00	72,345.81	0.00	0.00	72,345.81	60,608,000.00
X-D	12592LAE2	1.434401%	26,608,000.00	26,608,000.00	0.00	31,805.46	0.00	0.00	31,805.46	26,608,000.00
X-E	12592LAG7	1.434401%	11,826,000.00	11,826,000.00	0.00	14,136.02	0.00	0.00	14,136.02	11,826,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-F	12592LAJ1	1.434401%	17,739,000.00	17,739,000.00	0.00	21,204.04	0.00	0.00	21,204.04	17,739,000.00
X-G	12592LAL6	1.434401%	38,434,627.00	23,670,082.66	0.00	28,293.66	0.00	0.00	28,293.66	23,670,082.66
Notional SubTotal			1,182,593,627.00	962,134,287.59	0.00	845,377.89	0.00	0.00	845,377.89	960,883,715.23

Deal Distribution Total					1,250,572.36	3,549,341.79	0.00	0.00	4,799,914.15

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592LBE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592LBF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12592LBG6	642.89519888	15.81661578	1.77064047	0.00000000	0.00000000	0.00000000	0.00000000	17.58725625	627.07858310
A-3	12592LBH4	922.21603724	0.00000000	2.55607545	0.00000000	0.00000000	0.00000000	0.00000000	2.55607545	922.21603724
A-4	12592LBJ0	1,000.00000000	0.00000000	2.99166668	0.00000000	0.00000000	0.00000000	0.00000000	2.99166668	1,000.00000000
A-M	12592LBL5	1,000.00000000	0.00000000	3.28166667	0.00000000	0.00000000	0.00000000	0.00000000	3.28166667	1,000.00000000
B	12592LBM3	1,000.00000000	0.00000000	3.53250000	0.00000000	0.00000000	0.00000000	0.00000000	3.53250000	1,000.00000000
C	12592LBP6	1,000.00000000	0.00000000	3.87866772	0.00000000	0.00000000	0.00000000	0.00000000	3.87866772	1,000.00000000
D	12592LAN2	1,000.00000000	0.00000000	2.68500000	0.00000000	0.00000000	0.00000000	0.00000000	2.68500000	1,000.00000000
E	12592LAQ5	1,000.00000000	0.00000000	1.19468694	1.48864665	3.42600271	0.00000000	0.00000000	1.19468694	1,000.00000000
F	12592LAS1	1,000.00000000	0.00000000	0.00000000	2.68333333	30.36840775	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12592LAU6	1,000.00000000	0.00000000	0.00000000	2.68333333	45.32083996	0.00000000	0.00000000	0.00000000	1,000.00000000
H	12592LAW2	615.85306031	0.00000000	0.00000000	1.65253900	48.83742881	0.00000000	0.00000000	0.00000000	615.85306031
V	12592LAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12592LBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592LBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592LBK7	769.23980140	0.00000000	0.73777332	0.00000000	0.00000000	0.00000000	0.00000000	0.73777332	767.83683772
X-B	12592LAA0	1,000.00000000	0.00000000	0.14674564	0.00000000	0.00000000	0.00000000	0.00000000	0.14674564	1,000.00000000
X-C	12592LAC6	1,000.00000000	0.00000000	1.19366767	0.00000000	0.00000000	0.00000000	0.00000000	1.19366767	1,000.00000000
X-D	12592LAE2	1,000.00000000	0.00000000	1.19533449	0.00000000	0.00000000	0.00000000	0.00000000	1.19533449	1,000.00000000
X-E	12592LAG7	1,000.00000000	0.00000000	1.19533401	0.00000000	0.00000000	0.00000000	0.00000000	1.19533401	1,000.00000000
X-F	12592LAJ1	1,000.00000000	0.00000000	1.19533457	0.00000000	0.00000000	0.00000000	0.00000000	1.19533457	1,000.00000000
X-G	12592LAL6	615.85306031	0.00000000	0.73615024	0.00000000	0.00000000	0.00000000	0.00000000	0.73615024	615.85306031

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	139,999.23	0.00	139,999.23	0.00	0.00	0.00	139,999.23	0.00
A-3	08/01/21 - 08/30/21	30	0.00	702,920.75	0.00	702,920.75	0.00	0.00	0.00	702,920.75	0.00
A-4	08/01/21 - 08/30/21	30	0.00	950,389.68	0.00	950,389.68	0.00	0.00	0.00	950,389.68	0.00
X-A	08/01/21 - 08/30/21	30	0.00	657,635.64	0.00	657,635.64	0.00	0.00	0.00	657,635.64	0.00
X-B	08/01/21 - 08/30/21	30	0.00	19,957.26	0.00	19,957.26	0.00	0.00	0.00	19,957.26	0.00
X-C	08/01/21 - 08/30/21	30	0.00	72,345.81	0.00	72,345.81	0.00	0.00	0.00	72,345.81	0.00
X-D	08/01/21 - 08/30/21	30	0.00	31,805.46	0.00	31,805.46	0.00	0.00	0.00	31,805.46	0.00
X-E	08/01/21 - 08/30/21	30	0.00	14,136.02	0.00	14,136.02	0.00	0.00	0.00	14,136.02	0.00
X-F	08/01/21 - 08/30/21	30	0.00	21,204.04	0.00	21,204.04	0.00	0.00	0.00	21,204.04	0.00
X-G	08/01/21 - 08/30/21	30	0.00	28,293.66	0.00	28,293.66	0.00	0.00	0.00	28,293.66	0.00
A-M	08/01/21 - 08/30/21	30	0.00	208,595.86	0.00	208,595.86	0.00	0.00	0.00	208,595.86	0.00
B	08/01/21 - 08/30/21	30	0.00	203,655.69	0.00	203,655.69	0.00	0.00	0.00	203,655.69	0.00
C	08/01/21 - 08/30/21	30	0.00	303,881.98	0.00	303,881.98	0.00	0.00	0.00	303,881.98	0.00
D	08/01/21 - 08/30/21	30	0.00	162,732.48	0.00	162,732.48	0.00	0.00	0.00	162,732.48	0.00
E	08/01/21 - 08/30/21	30	51,549.17	71,398.13	0.00	71,398.13	39,609.91	0.00	0.00	31,788.23	91,159.08
F	08/01/21 - 08/30/21	30	327,403.69	31,733.10	0.00	31,733.10	31,733.10	0.00	0.00	0.00	359,136.79
G	08/01/21 - 08/30/21	30	756,346.73	47,599.65	0.00	47,599.65	47,599.65	0.00	0.00	0.00	803,946.38
H	08/01/21 - 08/30/21	30	1,813,533.64	63,514.72	0.00	63,514.72	63,514.72	0.00	0.00	0.00	1,877,048.36
Totals			2,948,833.23	3,731,799.16	0.00	3,731,799.16	182,457.38	0.00	0.00	3,549,341.79	3,131,290.61

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592LBL5	3.938000%	63,564,000.00	63,564,000.00	0.00	208,595.86	0.00	0.00	208,595.86	63,564,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592LBM3	4.239000%	57,652,000.00	57,652,000.00	0.00	203,655.69	0.00	0.00	203,655.69	57,652,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592LBP6	4.654401%	78,347,000.00	78,347,000.00	0.00	303,881.98	0.00	0.00	303,881.98	78,347,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			199,563,000.03	199,563,000.00	0.00	716,133.53	0.00	0.00	716,133.53	199,563,000.00

Exchangeable Certificate Details
PEZ	12592LBN1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 6 of 29

Additional Information
Total Available Distribution Amount (1)	4,799,914.15
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,751,438.90	Master Servicing Fee	14,235.34
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,938.32
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	414.25
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,841.81
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,751,438.90	Total Fees	19,639.72

Principal		Expenses/Reimbursements
Scheduled Principal	1,250,572.36	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	146,580.21
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	35,150.76
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	726.41
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,250,572.36	Total Expenses/Reimbursements	182,457.38

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,549,341.79
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,250,572.36
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,799,914.15
Total Funds Collected	5,002,011.26	Total Funds Distributed	5,002,011.25

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	962,134,287.59	962,134,287.59	Beginning Certificate Balance	962,134,287.59
(-) Scheduled Principal Collections	1,250,572.36	1,250,572.36	(-) Principal Distributions	1,250,572.36
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	960,883,715.23	960,883,715.23	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	965,583,811.93	965,583,811.93	Ending Certificate Balance	960,883,715.23
Ending Actual Collateral Balance	964,538,849.87	964,538,849.87

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.65
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	175,308,460.68	18.24%	34	4.6534	NAP	Defeased	13	175,308,460.68	18.24%	34	4.6534	NAP
	7,499,999 or less	18	85,455,770.95	8.89%	37	4.6201	1.697580	1.29 or less	13	348,828,437.79	36.30%	36	4.4452	0.067724
7,500,000 to 14,999,999		8	85,257,416.66	8.87%	36	4.5540	1.833202	1.30 to 1.39	1	26,298,618.26	2.74%	35	4.6425	1.305900
15,000,000 to 24,999,999		7	140,316,272.69	14.60%	56	4.7814	1.897614	1.40 to 1.49	2	22,934,373.68	2.39%	37	4.7622	1.496088
25,000,000 to 49,999,999		5	183,551,922.33	19.10%	36	4.6069	1.215300	1.50 to 1.74	6	103,949,296.69	10.82%	36	4.8322	1.608256
50,000,000 to 74,999,999		1	55,993,871.92	5.83%	34	4.7000	0.556700	1.75 to 1.99	6	149,926,659.29	15.60%	36	4.3274	1.794671
	75,000,000 or greater	2	235,000,000.00	24.46%	36	4.1366	0.173900	2.00 or greater	13	133,637,868.84	13.91%	57	4.5034	2.500875
	Totals	54	960,883,715.23	100.00%	39	4.5278	1.188927	Totals	54	960,883,715.23	100.00%	39	4.5278	1.188927
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	13	175,308,460.68	18.24%	34	4.6534	NAP	Totals	91	960,883,715.23	100.00%	39	4.5278	1.188927
Alabama	1	2,924,334.23	0.30%	37	4.8010	1.279600
									Property Type³
Arizona	1	10,195,504.59	1.06%	37	4.7030	1.492200
Arkansas	1	2,096,827.05	0.22%	156	4.6900	3.070300		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
California	13	152,858,892.85	15.91%	37	4.5872	1.596804		Properties	Balance	Agg. Bal.			DSCR¹
Connecticut	1	1,751,196.60	0.18%	156	4.6900	3.070300	Defeased	13	175,308,460.68	18.24%	34	4.6534	NAP
Florida	18	173,492,291.07	18.06%	39	4.2158	(0.308301)	Industrial	15	76,909,086.33	8.00%	37	4.8968	1.455424
Georgia	3	12,659,419.32	1.32%	51	4.6773	2.456837	Lodging	7	207,248,931.89	21.57%	36	4.3463	(0.498341)
Illinois	1	2,304,205.78	0.24%	156	4.6900	3.070300	Multi-Family	9	24,391,291.36	2.54%	37	4.6661	2.427111
Kentucky	2	10,379,195.59	1.08%	45	4.2842	2.311524	Office	9	149,170,231.54	15.52%	36	4.5634	1.161363
Maryland	3	6,926,829.35	0.72%	37	4.8198	2.330836	Retail	19	292,974,235.44	30.49%	36	4.4449	1.759980
Michigan	2	3,605,930.01	0.38%	61	4.8093	1.933982	Self Storage	19	34,881,477.67	3.63%	114	4.6072	3.039218
Missouri	1	34,855,905.80	3.63%	37	4.5965	1.200100	Totals	91	960,883,715.23	100.00%	39	4.5278	1.188927
New Hampshire	1	17,194,030.09	1.79%	35	4.5700	1.590300
New Jersey	2	19,278,617.42	2.01%	36	4.4078	2.366327
New Mexico	1	9,706,503.40	1.01%	36	4.4720	2.029400
New York	1	120,000,000.00	12.49%	36	4.2770	1.779300
North Carolina	2	6,103,095.81	0.64%	37	4.6601	1.648389
Ohio	5	35,484,498.21	3.69%	39	4.9220	0.426929
Pennsylvania	2	3,006,989.61	0.31%	156	4.6900	3.070300
South Carolina	2	27,565,931.61	2.87%	41	4.6447	1.387016
Texas	7	98,598,485.24	10.26%	37	4.7915	0.712175
Virginia	6	24,540,595.55	2.55%	41	4.5145	1.934502
Washington	1	1,682,071.12	0.18%	156	4.6900	3.070300
Wisconsin	1	8,363,903.92	0.87%	37	4.8095	1.499200

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	175,308,460.68	18.24%	34	4.6534	NAP	Defeased	13	175,308,460.68	18.24%	34	4.6534	NAP
	4.4999% or less	12	373,230,360.21	38.84%	36	4.2187	0.772067	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	18	289,549,600.34	30.13%	45	4.6428	1.550119	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	9	76,689,569.96	7.98%	37	4.8272	1.071592	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	2	46,105,724.04	4.80%	37	5.3308	0.944827	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	960,883,715.23	100.00%	39	4.5278	1.188927	49 months or greater	41	785,575,254.55	81.76%	40	4.4997	1.098223
								Totals	54	960,883,715.23	100.00%	39	4.5278	1.188927
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer  and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	175,308,460.68	18.24%	34	4.6534	NAP	Defeased	13	175,308,460.68	18.24%	34	4.6534	NAP
	60 months or less	40	762,927,213.27	79.40%	36	4.4941	1.039681	Interest Only	5	300,750,000.00	31.30%	36	4.2240	0.514609
61 months to 118 months		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 months to 118 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	938,235,673.95	97.64%	36	4.5238	1.143512	119 months or greater	35	462,177,213.27	48.10%	36	4.6698	1.381358
								Totals	53	938,235,673.95	97.64%	36	4.5238	1.143512
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	175,308,460.68	18.24%	34	4.6534	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months to 118 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	36	628,451,333.19	65.40%	41	4.4326	1.175155	119 months or greater	1	22,648,041.28	2.36%	156	4.6900	3.070300
	13 months to 24 months	4	133,184,540.16	13.86%	35	4.7227	0.885355	Totals	1	22,648,041.28	2.36%	156	4.6900	3.070300
	25 months or greater	1	23,939,381.20	2.49%	37	5.0200	0.262900
	Totals	54	960,883,715.23	100.00%	39	4.5278	1.188927
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	656100288	RT	Brooklyn	NY	Actual/360	4.27725%	441,956.67	0.00	0.00	N/A	09/06/24	--	120,000,000.00	120,000,000.00	09/06/21
2	302700002	LO	Miami	FL	Actual/360	3.99025%	395,120.83	0.00	0.00	N/A	09/06/24	--	115,000,000.00	115,000,000.00	09/06/21
3	302700003	LO	College Park	GA	Actual/360	4.63225%	297,321.61	138,741.38	0.00	N/A	06/06/24	--	74,549,650.47	74,410,909.09	09/06/21
4	302511015	OF	Dallas	TX	Actual/360	4.70025%	226,960.51	84,222.18	0.00	N/A	07/06/24	--	56,078,094.10	55,993,871.92	07/06/20
5	302700005	OF	Culver City	CA	Actual/360	4.41025%	188,176.43	95,087.33	0.00	N/A	10/04/24	--	49,552,713.00	49,457,625.67	09/06/21
7	656100270	RT	Los Angeles	CA	Actual/360	4.63825%	174,730.21	0.00	0.00	N/A	08/06/24	--	43,750,000.00	43,750,000.00	06/06/20
8	302700008	IN	Fulton	MO	Actual/360	4.59625%	138,220.18	64,960.38	0.00	N/A	10/06/24	--	34,920,866.18	34,855,905.80	09/06/21
9	407000337	LO	Houston	TX	Actual/360	4.87525%	122,741.46	51,887.24	0.00	N/A	10/06/24	--	29,241,659.84	29,189,772.60	03/06/20
10	302610004	LO	Myrtle Beach	SC	Actual/360	4.64325%	105,330.99	49,225.23	0.00	N/A	08/06/24	--	26,347,843.49	26,298,618.26	09/06/21
11	656100293	SS	Various	Various	Actual/360	4.69025%	91,874.57	101,010.84	0.00	N/A	09/06/34	--	22,749,052.12	22,648,041.28	09/06/21
12	302700012	LO	Beachwood	OH	Actual/360	5.02025%	103,757.75	63,182.68	0.00	N/A	10/06/24	--	24,002,563.88	23,939,381.20	09/06/19
13	407000340	IN	Various	Various	Actual/360	5.66725%	108,461.73	61,761.55	0.00	N/A	11/06/24	--	22,228,104.39	22,166,342.84	09/06/21
14	302700014	OF	St Paul	MN	Actual/360	4.70825%	86,273.39	38,841.48	0.00	N/A	07/06/24	--	21,278,210.51	21,239,369.03	09/06/21
15	407000339	MF	Various	FL	Actual/360	4.64125%	80,242.37	29,988.50	0.00	N/A	10/06/24	--	20,078,579.81	20,048,591.31	09/06/21
16	302700016	RT	Nashua	NH	Actual/360	4.57025%	67,778.52	29,283.56	0.00	N/A	08/06/24	--	17,223,313.65	17,194,030.09	09/06/21
18	302700018	OF	San Rafael	CA	Actual/360	4.36125%	67,595.50	0.00	0.00	N/A	10/05/24	--	18,000,000.00	18,000,000.00	09/05/21
19	656100290	RT	Stafford	VA	Actual/360	4.21525%	59,324.90	24,936.71	0.00	N/A	09/06/24	--	16,344,822.68	16,319,885.97	09/06/21
22	407000319	RT	Los Angeles	CA	Actual/360	4.51125%	48,408.21	23,511.32	0.00	N/A	10/06/24	--	12,460,598.13	12,437,086.81	09/06/21
23	407000304	MF	Jacksonville	FL	Actual/360	4.89525%	54,417.85	19,841.35	0.00	N/A	07/06/24	--	12,910,095.63	12,890,254.28	09/06/21
24	302700024	OF	Various	Various	Actual/360	4.81025%	52,840.76	19,800.31	0.00	N/A	10/06/24	--	12,758,669.40	12,738,869.09	09/06/21
25	302700025	RT	Lake Worth	FL	Actual/360	4.75525%	46,451.76	16,573.55	0.00	N/A	10/06/24	--	11,344,685.28	11,328,111.73	09/06/21
26	302700026	RT	Somerset	KY	Actual/360	4.25025%	35,103.08	19,010.31	0.00	N/A	09/06/24	--	9,591,733.79	9,572,723.48	09/06/21
27	407000292	SS	Jersey City	NJ	Actual/360	4.39625%	36,358.77	18,695.69	0.00	N/A	08/06/24	--	9,605,980.15	9,587,284.46	09/06/21
28	302700028	IN	Mesa	AZ	Actual/360	4.70325%	41,343.00	13,132.90	0.00	N/A	10/06/24	--	10,208,637.49	10,195,504.59	07/06/21
29	302700029	RT	Albuquerque	NM	Actual/360	4.47225%	37,436.76	15,085.63	0.00	N/A	09/06/24	--	9,721,589.03	9,706,503.40	09/06/21
30	302700030	OF	St Paul	MN	Actual/360	4.70825%	36,442.45	16,406.90	0.00	N/A	07/06/24	--	8,988,057.59	8,971,650.69	09/06/21
31	302700031	IN	Clifton	NJ	Actual/360	4.42025%	36,936.99	13,320.05	0.00	N/A	09/05/24	--	9,704,653.15	9,691,333.10	09/05/21
32	656100305	OF	Sunnyvale	CA	Actual/360	4.56025%	36,088.23	14,937.43	0.00	N/A	06/06/24	--	9,190,550.98	9,175,613.55	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	302700033	OF	St Paul	MN	Actual/360	4.70825%	35,332.71	15,907.28	0.00	N/A	07/06/24	--	8,714,354.33	8,698,447.05	09/06/21
34	302700034	MF	Decatur	GA	Actual/360	4.48025%	30,984.89	13,246.15	0.00	N/A	07/06/24	--	8,031,796.62	8,018,550.47	09/06/21
35	407000312	RT	Stockbridge	GA	Actual/360	4.60425%	29,660.00	12,137.57	0.00	N/A	09/06/24	--	7,482,104.99	7,469,967.42	09/06/21
37	302700037	LO	Various	OH	Actual/360	4.68025%	26,982.83	0.00	0.00	N/A	09/05/24	--	6,695,492.21	6,695,492.21	09/05/21
38	302700038	RT	Elizabeth	NJ	Actual/360	4.70025%	27,049.60	12,366.87	0.00	N/A	08/05/24	--	6,683,496.53	6,671,129.66	09/05/21
39	302700039	LO	St Petersburg	FL	Actual/360	4.25025%	22,484.65	18,145.71	0.00	N/A	07/06/24	--	6,143,814.29	6,125,668.58	09/06/21
40	407000320	RT	Torrance	CA	Actual/360	4.70225%	25,611.64	10,751.19	0.00	N/A	10/06/24	--	6,326,182.17	6,315,430.98	09/06/21
43	302700043	RT	Plainview	TX	Actual/360	4.35025%	21,652.93	11,202.65	0.00	N/A	10/06/24	--	5,780,538.20	5,769,335.55	09/06/21
44	302700044	RT	Avon	NC	Actual/360	4.55625%	21,751.30	10,381.72	0.00	N/A	10/06/24	--	5,543,635.23	5,533,253.51	09/06/21
45	302700045	RT	Randallstown	MD	Actual/360	4.64225%	22,916.10	7,993.35	0.00	N/A	10/05/24	--	5,732,925.95	5,724,932.60	09/05/21
46	302700046	OF	St Paul	MN	Actual/360	4.70825%	21,299.86	9,589.50	0.00	N/A	07/06/24	--	5,253,333.73	5,243,744.23	09/06/21
47	302700047	RT	Riverview	FL	Actual/360	4.79225%	22,415.76	8,510.97	0.00	N/A	09/06/24	--	5,432,222.21	5,423,711.24	09/06/21
48	302700048	MF	Arlington	TX	Actual/360	4.42825%	21,795.77	7,344.37	0.00	N/A	06/06/24	--	5,716,172.95	5,708,828.58	09/06/21
49	302700049	IN	Elgin	IL	Actual/360	4.74525%	22,070.77	7,906.63	0.00	N/A	10/05/24	--	5,401,595.47	5,393,688.84	09/05/21
50	302700050	OF	Greenacres	FL	Actual/360	4.69225%	19,139.19	8,064.06	0.00	N/A	10/05/24	--	4,737,033.28	4,728,969.22	09/05/21
51	302700051	MF	Avon Lake	OH	Actual/360	4.78225%	17,931.15	11,810.74	0.00	N/A	10/06/24	--	4,354,510.79	4,342,700.05	09/06/21
53	302700053	MF	Fort Worth	TX	Actual/360	4.54725%	18,690.37	6,783.72	0.00	N/A	04/06/24	--	4,773,465.93	4,766,682.21	09/06/21
54	407000342	OF	Jacksonville	FL	Actual/360	4.85025%	17,784.90	7,544.31	0.00	N/A	11/06/24	--	4,258,439.95	4,250,895.64	08/06/21
55	302700055	MF	Columbus	OH	Actual/360	4.49025%	15,956.27	7,323.93	0.00	N/A	09/05/24	--	4,126,916.93	4,119,593.00	09/05/21
56	302700056	RT	LaGrange	GA	Actual/360	4.82425%	15,075.23	6,495.57	0.00	N/A	10/06/24	--	3,629,087.51	3,622,591.94	09/06/21
57	407000318	RT	El Segundo	CA	Actual/360	4.51125%	13,865.07	6,734.11	0.00	N/A	10/06/24	--	3,568,960.87	3,562,226.76	09/06/21
58	302700058	OF	San Francisco	CA	Actual/360	4.22025%	14,535.56	0.00	0.00	N/A	10/05/24	--	4,000,000.00	4,000,000.00	09/05/21
59	302700059	RT	Kerman	CA	Actual/360	4.70025%	13,994.84	6,361.69	0.00	N/A	09/06/24	--	3,457,888.27	3,451,526.58	09/06/21
60	302700060	RT	Birmingham	AL	Actual/360	4.80125%	12,122.57	7,934.34	0.00	N/A	10/06/24	--	2,932,268.57	2,924,334.23	09/06/21
61	407000327	RT	Woodhaven	MI	Actual/360	4.84025%	11,987.90	7,745.10	0.00	N/A	10/06/24	--	2,876,328.54	2,868,583.44	09/06/21
63	302700063	SS	Bartow	FL	Actual/360	4.66625%	10,651.56	4,846.33	0.00	N/A	11/06/24	--	2,650,997.33	2,646,151.00	09/06/21
Totals							3,751,438.90	1,250,572.36	0.00				962,134,287.59	960,883,715.23
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	23,382,496.61	11,925,302.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,219,222.02	(6,628,754.33)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	8,441,463.00	972,517.00	01/01/20	03/31/20	08/06/21	6,221,885.65	74,064.71	285,388.52	4,280,567.76	0.00	0.00
5	5,328,470.93	1,139,135.65	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	3,292,069.00	01/01/20	03/31/20	01/06/21	0.00	33,263.49	174,210.31	2,537,044.09	0.00	0.00
8	3,549,029.00	3,507,527.00	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,466,581.00	0.00	--	--	07/06/21	6,226,025.93	230,436.06	147,755.43	2,899,297.12	2,982.82	0.00
10	6,389,110.50	10,519,856.13	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,475,288.58	7,231,740.20	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	1,168.72	0.00
12	904,936.00	0.00	--	--	04/06/21	22,220,350.46	1,625,099.06	70,721.70	2,458,809.24	549,527.61	0.00
13	3,817,931.56	1,794,887.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	3,636,719.28	901,073.16	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,199,385.73	514,524.26	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,063,697.85	948,484.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,813,045.12	1,095,255.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,505,147.11	762,824.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,674,327.70	712,080.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,286,517.88	528,825.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,313,324.77	840,067.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,731,591.67	491,550.83	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,132,820.00	820,580.00	01/01/20	09/30/20	--	0.00	0.00	53,941.77	107,984.20	0.00	0.00
29	1,031,211.82	675,360.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,170,004.18	586,490.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,247,442.59	680,631.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	8,654.00	(13,559.00)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	285,700.00	1,105,708.03	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	693,786.19	426,140.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	558,988.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	635,874.00	346,087.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	561,439.00	241,291.35	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	462,270.97	111,748.62	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	884,306.14	232,626.26	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	649,792.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	221,046.00	82,809.00	01/01/20	06/30/20	--	0.00	0.00	25,219.20	25,219.20	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	453,132.00	143,827.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	468,408.37	282,587.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	268,156.53	55,028.14	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	532,450.32	230,156.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	354,355.60	207,280.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	401,903.01	200,952.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	525,490.00	303,372.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	92,745,517.03	47,268,085.43				34,668,262.04	1,962,863.32	757,236.94	12,308,921.61	553,679.15	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/13/21	1	10,195,504.59	0	0.00	4	152,873,025.72	0	0.00	2	53,129,153.80	0	0.00	0	0.00	0	0.00	4.527756%	4.475451%	39
08/12/21	1	10,208,637.49	0	0.00	4	153,072,317.82	0	0.00	2	53,244,223.72	0	0.00	0	0.00	0	0.00	4.527964%	4.475667%	40
07/12/21	0	0.00	0	0.00	4	153,270,781.59	0	0.00	2	53,358,804.80	0	0.00	0	0.00	0	0.00	4.528171%	4.475882%	41
06/11/21	0	0.00	0	0.00	4	153,483,042.80	0	0.00	1	24,131,465.08	0	0.00	0	0.00	1	3,043,686.69	4.528390%	4.474373%	42
05/12/21	0	0.00	0	0.00	5	160,375,292.01	0	0.00	1	24,193,821.00	0	0.00	0	0.00	1	3,846,077.09	4.529291%	4.475402%	43
04/12/21	0	0.00	0	0.00	5	160,585,908.16	0	0.00	1	24,259,276.79	0	0.00	0	0.00	0	0.00	4.528665%	4.473511%	43
03/12/21	0	0.00	0	0.00	5	160,780,972.31	0	0.00	1	24,321,082.58	0	0.00	0	0.00	0	0.00	4.528864%	4.473718%	44
02/12/21	1	6,393,914.47	0	0.00	5	161,019,430.79	0	0.00	1	24,392,782.74	0	0.00	0	0.00	0	0.00	4.529100%	4.473964%	45
01/12/21	1	9,831,591.60	1	6,404,349.20	5	161,141,836.01	0	0.00	2	24,454,013.90	1	6,624,634.13	0	0.00	1	3,670,590.68	4.534924%	4.478795%	46
12/11/20	1	6,414,741.86	0	0.00	7	194,813,790.29	0	0.00	2	40,977,087.41	0	0.00	0	0.00	0	0.00	4.534378%	4.474849%	47
11/13/20	2	16,287,895.94	0	0.00	7	195,070,105.41	0	0.00	1	16,493,765.58	0	0.00	0	0.00	0	0.00	4.534572%	4.475051%	48
10/13/20	2	16,312,690.84	1	56,945,205.51	6	138,362,436.28	0	0.00	1	16,523,254.10	0	0.00	0	0.00	0	0.00	4.534753%	4.475238%	49
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	302511015	07/06/20	13	6	285,388.52	4,280,567.76	0.00	57,192,753.35	05/20/20	2
7	656100270	06/06/20	14	6	174,210.31	2,537,044.09	0.00	43,750,000.00	08/31/20	1
9	407000337	03/06/20	17	6	147,755.43	2,899,297.12	43,386.63	30,126,014.75	05/14/20	7			06/28/21
12	302700012	09/06/19	23	6	70,721.70	2,458,809.24	4,145,086.11	25,425,635.11	04/05/19	7			12/04/20
28	302700028	07/06/21	1	1	53,941.77	107,984.20	0.00	10,221,717.42	01/12/21	13
54	407000342	08/06/21	0	B	25,219.20	25,219.20	0.00	4,258,439.95
Totals					757,236.94	12,308,921.61	4,188,472.74	170,974,560.58
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		632,195,389	532,451,517	99,743,872		0
37 - 48 Months		306,040,285	242,715,627	10,195,505		53,129,154
49 - 60 Months		0	0		0	0
> 60 Months		22,648,041	22,648,041		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	960,883,715	797,815,185	10,195,505	0	99,743,872	53,129,154
Aug-21	962,134,288	798,853,332	10,208,637	0	99,828,094	53,244,224
Jul-21	963,379,832	810,109,050	0	0	99,911,977	53,358,805
Jun-21	964,705,216	811,222,174	0	0	129,351,578	24,131,465
May-21	968,988,493	808,613,201	0	0	136,181,471	24,193,821
Apr-21	976,171,076	809,722,771	0	0	142,189,029	24,259,277
Mar-21	977,413,177	810,757,005	0	0	142,335,090	24,321,083
Feb-21	978,910,229	805,606,783	6,393,914	0	142,516,749	24,392,783
Jan-21	997,070,468	813,789,892	9,831,592	6,404,349	142,590,621	24,454,014
Dec-20	1,014,776,113	807,632,131	6,414,742	0	159,752,152	40,977,087
Nov-20	1,016,134,312	798,847,539	16,287,896	0	184,505,112	16,493,766
Oct-20	1,017,397,014	799,835,357	16,312,691	56,945,206	127,780,507	16,523,254
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	302511015	55,993,871.92	57,192,753.35	78,000,000.00	07/01/21	779,635.00	0.55670	03/31/20	07/06/24	276
7	656100270	43,750,000.00	43,750,000.00	242,000,000.00	10/07/20	3,184,976.00	1.54810	03/31/20	08/06/24	I/O
9	407000337	29,189,772.60	30,126,014.75	24,900,000.00	06/25/21	1,229,379.00	0.58660	12/31/19	10/06/24	276
12	302700012	23,939,381.20	25,425,635.11	8,100,000.00	04/01/21	526,863.00	0.26290	12/31/18	10/06/24	216
28	302700028	10,195,504.59	10,221,717.42	14,100,000.00	07/25/14	731,620.25	1.49220	09/30/20	10/06/24	276
Totals		163,068,530.31	166,716,120.63	367,100,000.00		6,452,473.25

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	302511015	OF	TX	05/20/20	2
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

7	656100270	RT	CA	08/31/20	1
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

9	407000337	LO	TX	05/14/20	7

COVID related transfer. Crowne Plaza Houston Katy Freeway is a 207-room full-service hotel located in Houston, Texas. Borrower contacted Master Servicer requesting for payment relief due to the effects of COVID-19. Loan transferred to SS effective 5/14/20. The loan is due for April debt service. Lender is working with the borrower to transition the asset to REO. Lender took title via deed-in-lieu of foreclosure and the asset became REO effective 6/28/2021.

12	302700012	LO	OH	04/05/19	7

The above-referenced loan was transferred to Special Servicing, effective 4/5/2019, due to imminent default. The loan is currently cash managed and all cash is being trapped due to low DSCR. Since the original transfer, the Borrower has defaulted on the Loan and as such Lender has asked counsel to accelerate the debt and seek relief through a filing of a foreclosure complaint, along with a motion for appointment of a receiver. On 11/1/2019 the judge approved a receiver motion by Lender, and appointed GF Hotels to manage the subject hotel. Lender has taken title to the subject property on 12/4/2020 via deed-in-lieu of foreclosure. GF will continue to manage the property post-foreclosure. GF Hotels

	continues to manage the asset. Lender is marketin g the asset for sale. Asset is under contract and scheduled to close in the next 30 days.

28	302700028	IN	AZ	01/12/21	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
37	302700037	6,782,072.87	4.68003%	6,782,072.87 4.68003%		8	12/24/20	12/15/20	12/24/20
37	302700037	0.00	4.68003%	0.00	4.68003%	8	02/11/21	12/15/20	12/24/20
Totals		6,782,072.87		6,782,072.87
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	656100307 01/12/21	16,462,105.90	3,500,000.00	4,903,006.90	1,202,691.27	4,903,006.90	3,700,315.63	12,761,790.27	0.00	0.00	12,761,790.27	69.16%
20	656100272 02/12/21	17,000,000.00	32,000,000.00	18,082,215.00	18,082,215.00	18,082,215.00	0.00	0.00	0.00	0.00	0.00	0.00%
41	407000309 05/12/21	5,862,397.47	5,410,000.00	4,596,404.90	736,762.11	4,596,404.90	3,859,642.79	2,002,754.68	0.00	0.00	2,002,754.68	28.61%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		39,324,503.37	40,910,000.00	27,581,626.80	20,021,668.38	27,581,626.80	7,559,958.42	14,764,544.95	0.00	0.00	14,764,544.95

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
17	656100307	01/12/21	0.00	0.00	12,761,790.27	0.00	0.00	12,761,790.27	0.00	0.00	12,761,790.27
20	656100272	02/12/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	407000309	05/12/21	0.00	0.00	2,002,754.68	0.00	0.00	2,002,754.68	0.00	0.00	2,002,754.68
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	14,764,544.95	0.00	0.00	14,764,544.95	0.00	0.00	14,764,544.95

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	12,072.37	0.00	0.00	25,127.78	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	9,418.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	6,295.08	0.00	0.00	25,972.82	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	5,167.22	0.00	0.00	95,479.61	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	726.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	2,197.69	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	35,150.76	0.00	726.41	146,580.21	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		182,457.38

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 29 of 29